Employee benefits (Schedule of Defined Benefit Obligation and Balance of Liability) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Opening balance of the defined benefit obligation	$ 123,368	$ 81,770
Current service cost	6,736	2,179
Past service cost	8,957	1,947
Financial cost	9,305	4,242
Actuarial losses (gains)	17,146	32,934
Benefits paid	(3,648)	296
Closing balance of the defined benefit obligation	$ 161,864	$ 123,368